Financing receivables (Tables)	6 Months Ended
Sep. 30, 2016
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2016
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥364,976	¥—	¥364,976
Short-term secured margin loans	377,437	—	377,437
Inter-bank money market loans	9,751	—	9,751
Corporate loans	551,673	301,766	853,439

Total loans receivable	¥1,303,837	¥301,766	¥1,605,603

Advances to affiliated companies	300	—	300

Total	¥1,304,137	¥301,766	¥1,605,903

	Millions of yen
	September 30, 2016
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥371,609	¥—	¥371,609
Short-term secured margin loans	303,104	—	303,104
Inter-bank money market loans	1,127	—	1,127
Corporate loans	491,090	366,566	857,656

Total loans receivable	¥1,166,930	¥366,566	¥1,533,496

Advances to affiliated companies	300	—	300

Total	¥1,167,230	¥366,566	¥1,533,796

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Six months ended September 30, 2015
	Allowance for credit losses against loans						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253
Provision for credit losses	96	4	—	(71)	(1)	28	127	155
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	1	—	0	—	1	(26)	(25)

Ending balance	¥835	¥147	¥—	¥8	¥0	¥990	¥2,393	¥3,383

	Millions of yen
	Six months ended September 30, 2016
	Allowance for credit losses against loans						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥912	¥66	¥7	¥8	¥0	¥993	¥2,484	¥3,477
Provision for credit losses	72	5	(7)	10	—	80	1	81
Charge-offs	—	(17)	—	(6)	0	(23)	23	0
Other(1)	—	0	—	—	—	0	(48)	(48)

Ending balance	¥984	¥54	¥—	¥12	¥0	¥1,050	¥2,460	¥3,510

	Millions of yen
	Three months ended September 30, 2015
	Allowance for credit losses against loans						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥739	¥155	¥—	¥8	¥1	¥903	¥2,306	¥3,209
Provision for credit losses	96	(8)	—	—	(1)	87	123	210
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	0	—	0	—	0	(36)	(36)

Ending balance	¥835	¥147	¥—	¥8	¥0	¥990	¥2,393	¥3,383

	Millions of yen
	Three months ended September 30, 2016
	Allowance for credit losses against loans						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥912	¥71	¥7	¥8	¥0	¥998	¥2,535	¥3,533
Provision for credit losses	72	—	(7)	10	0	75	(102)	(27)
Charge-offs	—	(17)	—	(6)	0	(23)	23	0
Other(1)	—	0	—	—	—	0	4	4

Ending balance	¥984	¥54	¥—	¥12	¥0	¥1,050	¥2,460	¥3,510

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2016
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥—	¥—	¥—	¥7	¥—	¥7
Evaluated collectively	912	66	7	1	0	986

Total allowance for credit losses	¥912	¥66	¥7	¥8	¥0	¥993

Loans by impairment methodology
Evaluated individually	¥4,513	¥139,183	¥1,371	¥543,050	¥—	¥688,117
Evaluated collectively	360,463	238,254	8,380	8,623	300	616,020

Total loans	¥364,976	¥377,437	¥9,751	¥551,673	¥300	¥1,304,137

	Millions of yen
	September 30, 2016
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥1	¥4	¥—	¥2	¥—	¥7
Evaluated collectively	983	50	—	10	0	1,043

Total allowance for credit losses	¥984	¥54	¥—	¥12	¥0	¥1,050

Loans by impairment methodology
Evaluated individually	¥4,069	¥142,483	¥1,127	¥481,683	¥—	¥629,362
Evaluated collectively	367,540	160,621	—	9,407	300	537,868

Total loans	¥371,609	¥303,104	¥1,127	¥491,090	¥300	¥1,167,230

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2016
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥125,371	¥75,853	¥0	¥39,281	¥240,505
Unsecured loans at banks	122,411	2,059	1	—	124,471
Short-term secured margin loans	—	—	—	377,437	377,437
Secured inter-bank money market loans	—	—	—	—	—
Unsecured inter-bank money market loans	9,751	—	—	—	9,751
Secured corporate loans	268,206	264,323	3,974	4,119	540,622
Unsecured corporate loans	2,957	1,123	—	6,971	11,051
Advances to affiliated companies	300	—	—	—	300

Total	¥528,996	¥343,358	¥3,975	¥427,808	¥1,304,137

	Millions of yen
	September 30, 2016
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥110,828	¥80,029	¥—	¥35,973	¥226,830
Unsecured loans at banks	142,775	2,003	1	—	144,779
Short-term secured margin loans	—	—	—	303,104	303,104
Secured inter-bank money market loans	—	—	—	—	—
Unsecured inter-bank money market loans	1,127	—	—	—	1,127
Secured corporate loans	201,458	270,515	6,582	3,300	481,855
Unsecured corporate loans	1,272	606	—	7,357	9,235
Advances to affiliated companies	300	—	—	—	300

Total	¥457,760	¥353,153	¥6,583	¥349,734	¥1,167,230

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.